Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions and other non-current liabilities
Other non-current liabilities	$ 4,858	$ 3,379	$ 1,430
TOTAL	21,257	21,402	20,269	$ 20,925
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	476	529	285
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	276	257	192
Litigations and accrued penalty claims | Refining & Chemicals
Provisions and other non-current liabilities
Provisions	91	159
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	750	751	812
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	11,585	13,110	14,976	$ 15,368
Other non-current provisions
Provisions and other non-current liabilities
Provisions	3,588	3,633	2,766
Restructuring activities
Provisions and other non-current liabilities
Provisions	228	282	506
Financial risks related to non-consolidated and equity accounted for affiliates
Provisions and other non-current liabilities
Provisions	$ 1,708	$ 1,582	265
Contingency reserve on solar panels warranties (Sunpower)
Provisions and other non-current liabilities
Provisions			$ 83